EQUITY (Details Narrative) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	Dec. 11, 2023	Oct. 31, 2023	Jun. 15, 2023	Mar. 10, 2023
IfrsStatementLineItems [Line Items]
Payment of intermediate interest	R$ 4,998,000		R$ 2,000,000
Common shares per value	R$ 0.447314		R$ 0.178997
Preferred shares per value	R$ 0.492046		R$ 0.196897
Nominative Book Entry Shares [Member]
IfrsStatementLineItems [Line Items]
Cancellation of treasury shares		106,584,881		16,317,800
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Cancellation of treasury shares		53,413,506		8,089,200
Preference shares [member]
IfrsStatementLineItems [Line Items]
Cancellation of treasury shares		53,171,375		8,228,600